UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4787
                                   --------

                           FRANKLIN NEW YORK TAX-FREE TRUST
                           --------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 6/30/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.







Franklin New York
Insured Tax-Free
Income Fund

Franklin New York
Intermediate-Term
Tax-Free Income Fund

Franklin New York
Tax-Exempt Money Fund



[GRAPHIC OMITTED]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                 TAX-FREE INCOME

FRANKLIN NEW YORK TAX-FREE TRUST

Want to receive this document FASTER via email?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details


[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
FRANKLIN o TEMPLETON o MUTUAL SERIES

                             FRANKLIN TEMPLETON INVESTMENTS

                             GAIN FROM OUR PERSPECTIVE

                             Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE        Each of our portfolio management groups operates
                             autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                             FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

                             TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                             MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION         Because our management groups work independently
                             and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                             That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST    At Franklin Templeton Investments, we seek to
                             consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               CONTENTS

Shareholder Letter ................. 1

Special Feature:
Understanding Your
Tax-Free Income Fund ............... 5

Semiannual Report
Franklin New York Insured
Tax-Free Income Fund ............... 9

Franklin New York
Intermediate-Term
Tax-Free Income Fund ...............14

Franklin New York
Tax-Exempt Money Fund ..............19

Financial Highlights &
Statements of Investments ..........21

Financial Statements ...............38

Notes to
Financial Statements ...............43
--------------------------------------------------------------------------------

SEMIANNUAL REPORT


FRANKLIN NEW YORK INSURED
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin New York Insured Tax-Free Income Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes while seeking preservation of capital through a portfolio consisting mainly of insured New York municipal securities. 1, 2



NEW YORK UPDATE

During the six months ended June 30, 2003, New York faced a difficult economic climate, largely due to the national economic recession and the state's reliance on the financial services industry. Job losses and slower new job growth kept New York's unemployment rate at or above 6.0% for the period as the state's previously booming financial services industry, now in a downsizing cycle, experienced layoffs. 3

New York's fiscal year 2003 ended with an estimated $2.7 billion operating deficit, and lower personal income tax collections contributed to revenue declines. As the state's largest revenue source, personal income tax receipts accounted for roughly 70% of the state's general fund proceeds. State personal income tax collections fell 3.3% in fiscal year 2002 and are projected to weaken another 10.4% in fiscal year 2003. The state projects personal income tax receipts should grow 0.8% in fiscal year 2004. 4 Recent legislative action implemented several steps to address shortfalls. The state deferred major spending obligations and enacted long-term deficit financing to pay current operating expenses and relieve acute liquidity pressures. However, New York still has to contend with a heavy debt load of $2,045 per capita, which ranks as the nation's fifth highest. 4




1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.
2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.
3. Source: Bureau of Labor Statistics.
4. Source: Moody's Investors Service, NEW YORK (STATE OF), 6/12/03.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 23.


                                                            Semiannual Report| 9

PORTFOLIO BREAKDOWN
Franklin New York Insured
Tax-Free Income Fund
6/30/03

                                                   % of Total
                                        Long-Term Investments
-------------------------------------------------------------
  Utilities                                             20.6%
  Hospital & Health Care                                13.9%
  Higher Education                                      13.6%
  Subject to Government Appropriations                  13.3%
  Prerefunded                                           11.5%
  General Obligation                                     9.7%
  Other Revenue                                          6.4%
  Transportation                                         6.4%
  Tax-Supported                                          3.0%
  Housing                                                1.6%

DIVIDEND DISTRIBUTIONS*
Franklin New York Insured Tax-Free Income Fund
1/1/03-6/30/03

                                                        Dividend per Share
                                                 ------------------------------
   Month                                           Class A            Class C
   January                                        4.31 cents         3.79 cents
   February                                       4.31 cents         3.79 cents
   March                                          4.31 cents         3.80 cents
   April                                          4.31 cents         3.80 cents
   May                                            4.31 cents         3.80 cents
   June                                           4.31 cents         3.69 cents
-------------------------------------------------------------------------------
   TOTAL                                         25.86 cents        22.67 cents
-------------------------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

On May 16, 2003, Standard & Poor's, an independent credit rating agency, revised its outlook from stable to negative for the state. Meanwhile, Moody's Investors Service maintained its stable outlook. New York faces weak projected revenue growth, mounting spending pressures and depleted reserve levels. The state will be challenged by budget gap projections and cash liquidity problems in the near term.

PORTFOLIO NOTES

Municipal bond issuance cooled for New York in the first half of 2003, following a record-setting year in 2002. New York municipal bond supply decreased 2.1% in the first half of 2003 after growing 102.2% for the same period in 2002. 5 New York issues were met with healthy demand, and as a result, bond prices generally rose while yields declined.

Within this environment, we sought to purchase bonds with what we consider optimal structures. We used the primary market's available supply to diversify the Fund's portfolio and stay fully invested. In general, we bought high-quality, traditionally structured bonds. Significant purchases during the six-month reporting period included Mount Vernon City School District GO, New York City Transitional Finance Authority Revenue, and New York City Trust Cultural Resources Revenue for the Museum of Modern Art bonds.

Because we employ a buy-and-hold approach, we hold a large number of high-coupon bonds purchased in higher interest rate environments, as you can see in the bar chart on page 11. These high-coupon bonds are priced at a premium now



5. Source: The Bond Buyer.


10 |Semiannual Report

[GRAPHIC OMITTED]
COUPON BY MARKET VALUE PROFILE
FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND
HOLDINGS AS OF 6/30/03

     <4.00          1.32%
 4.75-5.00          1.70%
 5.00-5.25         31.34%
 5.25-5.50         14.56%
 5.50-5.75          5.35%
 5.75-6.00          9.58%
 6.00-6.25         20.49%
 6.25-6.50          7.06%
 6.50-6.75          2.68%
 6.75-7.00          3.85%
 7.00-7.25          2.07%

that interest rates have declined. Generally, premium bonds are less price sensitive to fluctuations in interest rates and exhibit subdued price performance in a declining interest rate environment. On the other hand, when interest rates rise, premium bonds should outperform because their values do not drop as fast as bonds priced at a discount. Thus, we believe our portfolio is defensive in nature.

Keep in mind that your Fund combines the advantage of high credit quality with tax-free yields. 1 The Performance Summary beginning on page 12 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.17%, based on an annualization of the current 4.31 cent ($0.0431) per share dividend and the maximum offering price of $12.40 on June 30, 2003. An investor in the maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn 7.30% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows the distribution rate and its taxable equivalent for Class C shares.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report| 11

PERFORMANCE SUMMARY AS OF 6/30/03

FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           6/30/03         12/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.18            $11.87           $11.69
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-6/30/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2586
-----------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           6/30/03         12/31/02
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.18            $12.02           $11.84
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-6/30/03)
-----------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2267

PERFORMANCE

------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +3.79%         +9.47%           +30.38%          +75.50%
  Average Annual Total Return 2          -0.63%         +4.85%            +4.53%           +5.33%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                         4.17%
     Taxable Equivalent Distribution Rate 4      7.30%
     30-Day Standardized Yield 5                 2.61%
     Taxable Equivalent Yield 4                  4.57%
------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +3.46%         +8.86%           +26.95%          +59.11%
  Average Annual Total Return 2          +1.43%         +6.74%            +4.68%           +5.72%
------------------------------------------------------------------------------------------------------
     Distribution Rate 3                         3.65%
     Taxable Equivalent Distribution Rate 4      6.39%
     30-Day Standardized Yield 5                 2.17%
     Taxable Equivalent Yield 4                  3.80%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



12 |Past performance does not guarantee future results.|Semiannual Report

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price per share on 6/30/03.
4. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.
5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/03.


       Semiannual Report|Past performance does not guarantee future results.| 13

FRANKLIN NEW YORK INTERMEDIATE-TERM
TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin New York Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes while seeking preservation of capital. The Fund's portfolio consists mainly of New York municipal securities with an average weighted maturity (the time at which the debt must be repaid) between 3 and 10 years. 1



[GRAPHIC OMITTED]
CREDIT QUALITY BREAKDOWN*
FRAKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
BASED ON TOTAL LONG-TERM INVESTMENTS AS OF 6/30/03
AAA     72.4%
AA      15.2%
A        6.5%
BBB      4.5%
BB       1.2%

*QUALITY BREAKDOWN MAY INCLUDE INTERNAL RATINGS FOR BONDS NOT RATED BY AN INDEPENDENT RATING AGENCY.

NEW YORK UPDATE

During the six months ended June 30, 2003, New York faced a difficult economic climate, largely due to the national economic recession and the state's reliance on the financial services industry. Job losses and slower new job growth kept New York's unemployment rate at or above 6.0% for the period as the state's previously booming financial services industry, now in a downsizing cycle, experienced layoffs. 2



1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.
2. Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 29.



14 |Semiannual Report

New York's fiscal year 2003 ended with an estimated $2.7 billion operating deficit, and lower personal income tax collections contributed to revenue declines. As the state's largest revenue source, personal income tax receipts accounted for roughly 70% of the state's general fund proceeds. State personal income tax collections fell 3.3% in fiscal year 2002 and are projected to weaken another 10.4% in fiscal year 2003. The state projects personal income tax receipts should grow 0.8% in fiscal year 2004. 3 Recent legislative action implemented several steps to address shortfalls. The state deferred major spending obligations and enacted long-term deficit financing to pay current operating expenses and relieve acute liquidity pressures. However, New York still has to contend with a heavy debt load of $2,045 per capita, which ranks as the nation's fifth highest. 3

On May 16, 2003, Standard & Poor's, an independent credit rating agency, revised its outlook from stable to negative for the state. Meanwhile, Moody's Investors Service maintained its stable outlook. New York faces weak projected revenue growth, mounting spending pressures and depleted reserve levels. The state will be challenged by budget gap projections and cash liquidity problems in the near term.

PORTFOLIO NOTES

Municipal bond issuance cooled for New York in the first half of 2003, following a record-setting year in 2002. New York municipal bond supply decreased 2.1% in the first half of 2003 after growing 102.2% for the same period in 2002. 4 New York issues were met with healthy demand, and as a result, bond prices generally rose while yields declined.

Within this environment, we sought to purchase bonds with what we consider optimal structures. We used the primary market's available supply to diversify the Fund's portfolio and stay fully invested. In general, we bought high-quality, traditionally structured bonds. Significant purchases during the six-month reporting period included New York City GO, New York State Local Government Assistance Corp. Revenue, New York City Health and Hospital Corp. Revenue, and New York State Dormitory Authority Revenue for Mount St. Mary College bonds.

Because we employ a buy-and-hold approach, we hold a large number of high-coupon bonds purchased in higher interest rate environments, as you can see in the bar chart on page 16. These high-coupon bonds are priced at a premium now that interest rates have declined. Generally, premium bonds are less price sensitive to fluctuations in interest rates and exhibit subdued price performance in a declining



PORTFOLIO BREAKDOWN
Franklin New York Intermediate-Term
Tax-Free Income Fund
6/30/03

                                                  % of Total
                                       Long-Term Investments
  General Obligation                                   39.7%
  Utilities                                            11.6%
  Subject to Government Appropriations                  9.9%
  Hospital & Health Care                                9.3%
  Prerefunded                                           8.7%
  Transportation                                        7.1%
  Tax-Supported                                         6.3%
  Other Revenue                                         3.5%
  Higher Education                                      2.6%
  Housing                                               1.3%

3. Source: Moody's Investors Service, New York (State of), 6/12/03.
4. Source: The Bond Buyer.

                                                           Semiannual Report| 15

[GRAPHIC OMITTED]
COUPON BY MARKET VALUE PROFILE
FRANKLIN NEW YORK INTERMEDIATE TERM TAX-FREE INCOME FUND
HOLDINGS AS OF 6/30/03

    <4.00        9.22%
4.00-4.25       22.52%
4.25-4.50        6.26%
4.50-4.75        5.08%
4.75-5.00        8.43%
5.00-5.25       17.95%
5.25-5.50        8.56%
5.50-5.75        3.38%
5.75-6.00        5.01%
6.00-6.25       11.06%
6.25-6.50        2.10%
6.50-6.75        0.43%


DIVIDEND DISTRIBUTIONS*
Franklin New York Intermediate-Term
Tax-Free Income Fund - Class A
1/1/03-6/30/03

-------------------------------------
  Month            Dividend per Share
-------------------------------------
  January                  3.50 cents
  February                 3.50 cents
  March                    3.43 cents
  April                    3.43 cents
  May                      3.43 cents
  June                     3.33 cents
-------------------------------------
  TOTAL                   20.62 CENTS
-------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

interest rate environment. On the other hand, when interest rates rise, premium bonds should outperform because their values do not drop as fast as bonds priced at a discount. Thus, we believe our portfolio is defensive in nature. As interest rates generally declined over the past few years and issuers took the opportunity to refinance higher yielding debt, Franklin New York Intermediate-Term Tax-Free Income Fund had some higher coupon bonds called while other bonds reached their maturity date. Many shareholders purchased additional shares of the Fund as well. These factors affected the Fund's income earnings and resulted in dividend reductions during the period.

Keep in mind that your Fund combines the advantage of high credit quality with tax-free yields. 1 The Performance Summary beginning on page 17 shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 3.46%. An investor in the maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn 6.06% from a taxable investment to match the Fund's tax-free distribution rate.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



16 |Semiannual Report

PERFORMANCE SUMMARY AS OF 6/30/03

FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  Class A                                              Change  6/30/03  12/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                                +$0.24   $11.28    $11.04
--------------------------------------------------------------------------------
  DISTRIBUTIONS (1/1/03-6/30/03)
--------------------------------------------------------------------------------
  Dividend Income                       $0.2062

PERFORMANCE 1

--------------------------------------------------------------------------------
  Class A                               6-Month        1-Year   5-Year   10-Year
--------------------------------------------------------------------------------
  Cumulative Total Return 2              +4.06%        +8.56%  +33.75%   +77.49%
  Average Annual Total Return 3          +1.76%        +6.10%   +5.50%    +5.67%
--------------------------------------------------------------------------------
     Distribution Rate 4                         3.46%
     Taxable Equivalent Distribution Rate 5      6.06%
     30-Day Standardized Yield 6                 2.39%
     Taxable Equivalent Yield 5                  4.19%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


       Semiannual Report|Past performance does not guarantee future results.| 17

PERFORMANCE SUMMARY (CONTINUED)


ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A:     Subject to the maximum 2.25% initial sales charge.


1. The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 2.25%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge. Six-month return has not been annualized.
4. Distribution rate is based on an annualization of the current 3.33 cent per share monthly dividend and the maximum offering price of $11.54 per share on 6/30/03.
5. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 6/30/03.



18 |Past performance does not guarantee future results.|Semiannual Report

FRANKLIN NEW YORK
TAX-EXEMPT MONEY FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin New York Tax-Exempt Money Fund seeks to provide high, current income exempt from regular federal and New York state and New York City personal income taxes while seeking preservation of capital and liquidity. The Fund's portfolio consists mainly of short-term municipal debt securities issued in New York. The Fund is managed to maintain a $1.00 share price. 1



NEW YORK UPDATE

During the six months ended June 30, 2003, New York faced a difficult economic climate, largely due to the national economic recession and the state's reliance on the financial services industry. Job losses and slower new job growth kept New York's unemployment rate at or above 6.0% for the period as the state's previously booming financial services industry, now in a downsizing cycle, experienced layoffs. 2

New York's fiscal year 2003 ended with an estimated $2.7 billion operating deficit, and lower personal income tax collections contributed to revenue declines. As the state's largest revenue source, personal income tax receipts accounted for roughly 70% of the state's general fund proceeds. State personal income tax collections fell 3.3% in fiscal year 2002 and are projected to weaken another 10.4% in fiscal year 2003. The state projects personal income tax receipts should grow 0.8% in fiscal year 2004. 3 Recent legislative action implemented several steps to address shortfalls. The state deferred major spending obligations and enacted long-term deficit financing to pay current operating expenses and relieve acute liquidity pressures. However, New York still has to contend with a heavy debt load of $2,045 per capita, which ranks as the nation's fifth highest. 3

On May 16, 2003, Standard & Poor's, an independent credit rating agency, revised its outlook from stable to negative for the state. Meanwhile, Moody's Investors Service maintained its stable outlook. New York faces weak projected revenue growth, mounting spending pressures and depleted reserve levels. The state will be challenged by budget gap projections and cash liquidity problems in the near term.





1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2. Source: Bureau of Labor Statistics.
3. Source: Moody's Investors Service, New York (State of), 6/12/03.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 35.


                                                           Semiannual Report| 19

PERFORMANCE SUMMARY
Franklin New York Tax-Exempt Money Fund
6/30/03
-------------------------------------
  Seven-day effective yield 1   0.43%
-------------------------------------
  Seven-day annualized yield    0.43%
-------------------------------------
  Taxable equivalent yield 2    0.75%


1. The seven-day effective yield assumes the compounding of daily dividends.
2. Taxable equivalent distribution rate and yield assume the published rates as of 6/18/03 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%. Annualized and effective yields are for the seven-day period ended 6/30/03. The Fund's average weighted maturity was 65 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.
The Fund's manager has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Fund's annualized and effective yields for the period would have been 0.29% and 0.29%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.
Past performance does not guarantee future results.

PORTFOLIO NOTES

During the six months ended June 30, 2003, the economy grew, albeit slowly, while the national unemployment level steadily rose. Short-term debt markets continued to see record low interest rates. The federal funds target rate remained at a 41-year low of 1.25% for most of the period. On June 25, the Federal Reserve Board lowered it another quarter percentage point in an effort to provide more stimulus. Within this environment, Franklin New York Tax-Exempt Money Fund's seven-day effective yield fell from 0.82% at the beginning of the period to 0.43% on June 30, 2003.

The Fund's investment strategy continues to emphasize high quality and liquidity. We manage the Fund more conservatively than is required by SEC guidelines, seeking to ensure safety and stability of the Fund's principal. Although allowed by the SEC for money market funds, we do not buy any derivative securities for our tax-exempt money funds. We believe the increased yield offered by such securities does not justify the added risks to shareholders.

During the reporting period, the Fund participated in several deals we considered attractive including Erie County GO TRAN, New York City Transitional Finance Authority Revenue BAN, and New York State Power Authority Revenue TECP.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



20 |Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS


FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND

                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2003                    YEAR ENDED DECEMBER 31,
CLASS A                                               (UNAUDITED)        2002        2001        2000        1999        1998
                                                   ---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............        $11.69      $11.22      $11.34      $10.77      $11.71      $11.66
                                                   ---------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .26         .53         .55         .57         .56         .57

 Net realized and unrealized gains (losses) .......           .18         .47        (.11)        .56        (.94)        .11
                                                   ---------------------------------------------------------------------------

Total from investment operations ..................           .44        1.00         .44        1.13        (.38)        .68
                                                   ---------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................          (.26)       (.53)       (.56)       (.56)       (.56)       (.57)

 Net realized gains ...............................            --          --          --          --          -- d      (.06)
                                                   ---------------------------------------------------------------------------

Total distributions ...............................          (.26)       (.53)       (.56)       (.56)       (.56)       (.63)
                                                   ---------------------------------------------------------------------------

Net asset value, end of period ....................        $11.87      $11.69      $11.22      $11.34      $10.77      $11.71
                                                   ---------------------------------------------------------------------------


Total return b ....................................         3.79%       9.17%       4.00%      10.78%     (3.31)%       5.94%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $306,320    $291,965    $269,449    $234,528    $242,067    $270,435

Ratios to average net assets:

 Expenses .........................................          .71% c      .71%        .73%        .74%        .72%        .72%

 Net investment income ............................         4.40% c     4.66%       4.83%       5.19%       4.96%       4.84%

Portfolio turnover rate ...........................          .38%       9.52%       7.78%      19.66%      15.23%      12.05%




aBased on average shares outstanding effective year ended December 31, 1999. bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized dThe Fund distributed capital gains in the amount of $.004.



                                                           Semiannual Report| 21

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (CONTINUED)


FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND (CONTINUED)


                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     JUNE 30, 2003                    YEAR ENDED DECEMBER 31,
CLASS C                                               (UNAUDITED)        2002        2001        2000        1999        1998
                                                   ---------------------------------------------------------------------------

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............        $11.84      $11.35      $11.46      $10.88      $11.82      $11.75
                                                   ---------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .23         .47         .49         .51         .49         .48

 Net realized and unrealized gains (losses) .......           .18         .49        (.10)        .57        (.94)        .16
                                                   ---------------------------------------------------------------------------

Total from investment operations ..................           .41         .96         .39        1.08        (.45)        .64
                                                   ---------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................          (.23)       (.47)       (.50)       (.50)       (.49)       (.51)

 Net realized gains ...............................            --          --          --          --          -- d      (.06)
                                                   ---------------------------------------------------------------------------

Total distributions ...............................          (.23)       (.47)       (.50)       (.50)       (.49)       (.57)
                                                   ---------------------------------------------------------------------------
Net asset value, end of period ....................        $12.02      $11.84      $11.35      $11.46      $10.88      $11.82
                                                   ---------------------------------------------------------------------------


Total return b ....................................         3.46%       8.65%       3.47%      10.19%      (3.87)%      5.55%



Ratios/supplemental data

Net assets, end of period (000's) .................       $38,964     $29,207     $18,947     $12,498     $12,309      $9,450

Ratios to average net assets:

 Expenses .........................................         1.26% c     1.25%       1.28%       1.28%       1.27%       1.28%

 Net investment income ............................         3.85% c     4.12%       4.27%       4.64%       4.42%       4.27%

Portfolio turnover rate ...........................          .38%       9.52%       7.78%      19.66%      15.23%      12.05%

a Based on average shares outstanding effective year ended December 31, 1999. b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized
d The Fund distributed capital gains in the amount of $.004.





22 |See notes to financial statements.|Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2003 (unaudited)



---------------------------------------------------------------------------------------------------------------------------
    Franklin New York Insured Tax-Free Income Fund                                       Principal Amount       Value
    Long Term Investments 96.9%
    Albany County GO, FGIC Insured, 5.85%, 6/01/12 .............................         $     1,000,000         1,065,120
    Albany Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series A, FGIC Insured, 5.95%, 12/01/12 ........................               2,505,000         2,601,117
    Amherst IDA, Civic Facility Revenue, University of Buffalo Student Housing
    Creekside, Project A, AMBAC Insured, 5.00%, 8/01/32 ........................               2,785,000         2,908,208
    Amsterdam HDC, Mortgage Revenue, Refunding, MBIA Insured, 6.25%, 1/01/25 ...               2,325,000         2,340,694
    Babylon IDA, Civic Facility Revenue, WSNCHS East Inc. Project, Series A,
    AMBAC Insured, 6.00%, 8/01/24 ..............................................               4,020,000         4,650,939
    Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ......................                 200,000           248,026
    Buffalo GO, Series E, AMBAC Insured, Pre-Refunded, 6.70%,
        12/01/17 ...............................................................                 360,000           396,590
        12/01/18 ...............................................................                 385,000           424,131
        12/01/19 ...............................................................                 410,000           451,672
    Buffalo Municipal Water Finance Authority,
    Water System Revenue, FSA Insured, 6.00%,
        7/01/26 ................................................................               1,185,000         1,368,865
        7/01/29 ................................................................               3,000,000         3,465,480
    Central Square GO, Central School District,
    FGIC Insured, ETM, 6.50%, 6/15/09 ..........................................                 900,000         1,106,253
    Dutchess County IDA, Civic Facilities Revenue,
        Bard College Project, AMBAC Insured, 5.375%, 6/01/27 ...................               1,750,000         1,854,440
    Eastport South Manor Central School District GO,
        FGIC Insured, 5.00%, 6/15/20 ...........................................               1,000,000         1,078,840
    Fredonia Central School District GO, Refunding,
        FGIC Insured, 5.00%, 6/01/19 ...........................................               2,300,000         2,459,091
    Hempstead Town IDA, Civic Facilities Revenue, Hofstra University Project,
        MBIA Insured, 5.80%, 7/01/15 ...........................................               1,340,000         1,511,279
    Long Island Power Authority Electric System Revenue,
        MBIA Insured, 5.75%, 12/01/24 ..........................................               1,540,000         1,710,247
        Series A, FSA Insured, 5.125%, 12/01/22 ................................               9,300,000         9,766,302
    Middle Country Central School District Centereach GO, FSA Insured,
        4.875%, 6/01/20 ........................................................               1,650,000         1,730,553
    Monroe County IDA, Civic Facility Revenue,
    Nazareth College Rochester Project, MBIA Insured,
        5.25%, 10/01/21 ........................................................               1,520,000         1,654,246
        5.00%, 10/01/31 ........................................................               2,100,000         2,186,625
    Mount Sinai Union Free School District,
    Refunding, AMBAC Insured, 6.20%, 2/15/13 ...................................               1,055,000         1,305,309
    Mount Vernon City School District GO, Series A,
    FGIC Insured, 5.00%, 6/01/32 ...............................................               2,480,000         2,604,496
    MTA Commuter Facilities Revenue, Series A, FSA Insured,
    Pre-Refunded, 5.00%, 7/01/23 ...............................................               3,000,000         3,446,640
    MTA New York Dedicated Tax Fund Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ........................               3,000,000         3,127,440
     Series A, FGIC Insured, 6.00%, 4/01/30 ....................................               2,500,000         3,007,175
     Series A, FGIC Insured, 5.00%, 11/15/31 ...................................               2,000,000         2,078,880
    MTA New York Service Contract Revenue,
     Series B, MBIA Insured, 5.00%, 1/01/31 ....................................               3,000,000         3,121,200
    MTA Transportation Revenue, Refunding,
     Series A, FGIC Insured, 5.25%, 11/15/31 ...................................               4,000,000         4,264,800
    Nassau County GO, Public Improvement,
     Series E, FSA Insured, 6.00%, 3/01/20 .....................................               1,510,000         1,749,003
    Nassau Health Care Corp. Health System Revenue,
    Nassau County Guaranteed, FSA Insured, 5.75%, 8/01/29 ......................               2,655,000         3,013,027
    New Rochelle GO, Series C, MBIA Insured, 6.25%,
        3/15/22 ................................................................                 390,000           410,023
        3/15/23 ................................................................                 530,000           557,210
        3/15/24 ................................................................                 555,000           583,494


                                                                                                     Semiannual Report | 23

Franklin New York Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
  Franklin New York Insured Tax-Free Income Fund                                             Principal Amount       Value

    Long Term Investments (cont.)

    New York City GO,
        Series A, MBIA Insured, 6.00%, 5/15/30 .................................            $     2,000,000     $  2,318,520
        Series I, MBIA Insured, 5.00%, 4/15/29 .................................                  3,000,000        3,112,590
    New York City Health and Hospital Corp.
        Revenue, Health System, Series A, FSA Insured,
        5.125%, 2/15/23 ........................................................                  3,890,000        4,144,834
    New York City IDA, Civic Facility Revenue,
        Polytechnic Prep Country Day School, FSA Insured,
        5.375%, 5/01/29 ........................................................                    980,000        1,053,774
    New York City Municipal Water Authority Revenue,
    Refunding, Series E, FGIC Insured, 5.00%, 6/15/26 ..........................                  1,000,000        1,043,950
    New York City Municipal Water Finance Authority Water
    and Sewer System Revenue,
    Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 .........................                  5,000,000        5,257,950
        Series A, FSA Insured, 5.375%, 6/15/26 .................................                  3,000,000        3,243,090
        Series B, MBIA Insured, 5.75%, 6/15/26 .................................                  1,900,000        2,085,459
        Series B, MBIA Insured, 5.50%, 6/15/27 .................................                  5,000,000        5,440,350
        Series G, FSA Insured, 5.00%, 6/15/34 ..................................                  3,000,000        3,111,420
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
        Series A, FGIC Insured, 5.00%, 5/01/28 .................................                  6,000,000        6,247,980
        Series C, 4.75%, 5/01/23 ...............................................                  1,800,000        1,827,144
        Series D, MBIA Insured, 5.00%, 2/01/22 .................................                  2,000,000        2,118,560
    New York City Transportation Authority MTA,
        Triborough Bridge Tunnel Authority, COP, AMBAC Insured, 5.75%, 1/01/20 .                  3,000,000        3,431,850
        Triborough COP, Series A, AMBAC Insured, 5.25%, 1/01/29 ................                  3,500,000        3,697,330
    New York City Trust Cultural Resources Revenue,
        American Museum of Natural History,
        Series A, MBIA Insured, 5.65%, 4/01/27 .................................                  2,000,000        2,178,160
        Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ....                  7,500,000        7,957,500
        New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ................                  2,000,000        2,234,540
        New York State Dormitory Authority Lease Revenue,
        Master Boces Program, Series A,
        FSA Insured, 5.25%, 8/15/21 ............................................                  1,740,000        1,879,391
    New York State Dormitory Authority Revenue,
        853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ..                  1,340,000        1,540,866
        Brooklyn Law School, FSA Insured, 6.40%, 7/01/11 .......................                  2,460,000        2,466,839
        City University System, Consolidated Third General, Series 1,
        FSA Insured, 5.50%, 7/01/29 ............................................                  1,585,000        1,876,418
        Comsewogue Public Library, MBIA Insured, 6.05%, 7/01/24 ................                  2,445,000        2,693,314
        Department of Health, MBIA Insured, 5.50%, 7/01/25 .....................                  2,000,000        2,192,700
        Good Samaritan Hospital Medical Center,
        Series A, MBIA Insured, 5.50%, 7/01/24 .................................                  2,000,000        2,159,840
        Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ............                    400,000          426,784
        Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ............                  1,880,000        2,009,814
        Iona College, XLCA Insured, 5.125%, 7/01/32 ............................                  4,000,000        4,213,480
        Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 ......                  1,500,000        1,632,480
        Mental Health Services, Refunding, Series B, MBIA Insured,
         5.00%, 2/15/24 ........................................................                  2,260,000        2,365,113
        Mental Health Services, Series D, FSA Insured, 5.25%, 2/15/29 ..........                  2,000,000        2,124,320
        Mental Health Services Facilities Improvement, Series A, MBIA Insured,
         5.25%, 8/15/26 ........................................................                  2,570,000        2,732,038
        Mount Sinai School of Medicine, Refunding, MBIA Insured,
         6.75%, 7/01/15 ........................................................                  2,500,000        2,507,400
        New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 ...........                    885,000          930,206
        NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 .....................                  1,700,000        1,783,164
        Pace University, MBIA Insured, 6.00%, 7/01/29 ..........................                  3,000,000        3,475,170



24 |Semiannual Report

Franklin New York Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Insured Tax-Free Income Fund                                           Principal Amount       Value

  Long Term Investments (cont.)
  New York State Dormitory Authority Revenue, (cont.)
      Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ..........................  $     6,500,000    $  7,267,910
      School District Financing PG, Series D, MBIA Insured, 5.25%, 10/01/23 .............        1,750,000       1,892,240
      School District Financing PG, Series D, MBIA Insured, 5.00%, 10/01/30 .............        1,750,000       1,823,535
      Series 1, 5.00%, 7/01/22 ..........................................................        2,000,000       2,114,440
      Series 1, 5.00%, 7/01/24 ..........................................................        2,000,000       2,096,200
      Siena College, MBIA Insured, 5.00%, 7/01/31 .......................................        3,500,000       3,641,400
      Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 ............................        2,000,000       2,286,320
      St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/30 ......................        3,500,000       3,727,045
      St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 8/01/28 ..........        5,000,000       5,431,000
      University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ........        1,000,000       1,042,450
      University of Rochester, Strong Health Facilities, MBIA Insured, 5.90%, 7/01/17 ...        2,355,000       2,502,329
      Upstate Community College, MBIA Insured, 5.125%, 7/01/30 ..........................        5,945,000       6,275,304
      Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 ..................        1,000,000       1,130,300
    New York State Energy Research and Development Authority Electric
       Facilities Revenue, Consolidated Edison Project, Refunding, Series A,
       AMBAC Insured, 6.10%, 8/15/20 ....................................................        5,000,000       5,507,450
    New York State Energy Research and Development Authority Gas Facilities Revenue,
       Brooklyn Union Gas Project, Series A, MBIA Insured, 6.75%, 2/01/24 ...............        2,010,000       2,017,738
    New York State Energy Research and Development Authority PCR,
      Central Hudson Gas, Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ............        3,500,000       3,777,200
      Niagara Mohawk Power Corp., Refunding, Series A, FGIC Insured, 6.625%, 10/01/13 ...        1,500,000       1,516,800
      Niagara Mohawk Power Corp., Refunding, Series A, FGIC Insured, 7.20%, 7/01/29 .....        5,000,000       5,379,300
      Rochester Gas and Electric Project, Refunding,
      Series A, MBIA Insured, 6.35%, 5/15/32 ............................................        1,150,000       1,170,240
      Rochester Gas and Electric Project, Refunding, Series B, MBIA Insured,
       6.50%, 5/15/32 ...................................................................        1,000,000       1,014,020
    New York State Environmental Facilities Corp. Water Facilities Revenue,
      Refunding, Spring Valley Water Project,
      Series A, AMBAC Insured, 6.30%, 8/01/24 ...........................................        2,000,000       2,131,700
      Series B, AMBAC Insured, 6.15%, 8/01/24 ...........................................        3,000,000       3,207,930
    New York State Medical Care Facilities Finance Agency Revenue,
      Hospital and Nursing Home Mortgage, Refunding, Series C, MBIA Insured,
       Pre-Refunded, 6.25%, 8/15/12 .....................................................          750,000         794,910
      Long-Term Health Care, Series A, FSA Insured, 6.80%, 11/01/14 .....................        6,285,000       6,380,281
      Long-Term Health Care, Series B, FSA Insured, 6.45%, 11/01/14 .....................        5,355,000       5,486,412
      Long-Term Health Care, Series C, FSA Insured, 6.40%, 11/01/14 .....................        4,245,000       4,307,741
      Our Lady of Victory Hospital, Series A, AMBAC Insured, 6.625%, 11/01/16 ...........          960,000         973,565
      Sisters of Charity Hospital, Series A, AMBAC Insured, 6.60%, 11/01/10 .............          700,000         710,395
      Sisters of Charity Hospital, Series A, AMBAC Insured, 6.625%, 11/01/18 ............        1,500,000       1,522,395
      St. Mary's Hospital Project, Series A, AMBAC Insured, Pre-Refunded,
       6.20%, 11/01/14 ..................................................................        1,495,000       1,550,913
    New York State MTA, Refunding, AMBAC Insured, 5.00%, 7/01/30 ........................        7,000,000       7,298,620
    New York State Municipal Bond Bank Agency Program Revenue, Buffalo, Series A,
      AMBAC Insured, 5.25%, 5/15/31 .....................................................        4,000,000       4,229,240
    New York State Tollway Authority General Revenue, Series C, FGIC Insured,
      Pre-Refunded, 6.00%, 1/01/25 ......................................................        6,400,000       6,985,408





                                                                                                    Semiannual Report | 25

Franklin New York Tax-Free Trust

-------------------------------------------------------------------------------------------------------------------------------
  Franklin New York Insured Tax-Free Income Fund                                           Principal Amount           Value
  Long Term Investments (cont.)

  New York State Tollway Authority Highway and Bridge Trust
        Fund Revenue, Series B, MBIA Insured, 4.90%, 4/01/20 .........................    $     2,120,000         $   2,242,070
  New York State Urban Development Corp. Revenue,
      Correctional Capital Facility, Series 6, AMBAC Insured, 5.375%, 1/01/25 ........          2,480,000             2,766,762
      Correctional Facilities Service Contract, Series C,
      AMBAC Insured, 6.00%, 1/01/29 ..................................................         11,200,000            13,394,192
  Niagara County GO, Public Improvement, MBIA Insured, 6.00%,
      7/15/18 ........................................................................            500,000               532,880
      7/15/19 ........................................................................            510,000               543,538
      7/15/20 ........................................................................            610,000               650,114
  Niagara Falls New York City School District COP, High School Facility,
      MBIA Insured, 5.375%, 6/15/28 ..................................................          2,000,000             2,132,280
  Niagara Falls Public Improvement, MBIA Insured,
      6.85%, 3/01/19 .................................................................          1,000,000             1,054,910
      6.90%, 3/01/20 .................................................................            500,000               527,620
      6.90%, 3/01/21 .................................................................            500,000               527,620
  Niagara Falls Water Treatment Plant Revenue, MBIA Insured, 7.00%, 11/01/12 .........          1,200,000             1,304,568
  Niagara Frontier Transportation Authority Airport Revenue, Greater Buffalo
   International Airport,
      Series A, AMBAC Insured, 6.25%, 4/01/24 ........................................          1,000,000             1,049,680
      Series C, AMBAC Insured, 6.00%, 4/01/24 ........................................          1,440,000             1,509,120
  North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
      4/01/15 ........................................................................          1,065,000             1,353,178
      4/01/16 ........................................................................          1,000,000             1,274,660
  Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ................................            810,000             1,008,312
  Schenectady IDA, Civic Facilities Revenue,
      GNMA Secured, Schaffer Heights A, 6.00%, 11/01/30                                         3,000,000             3,245,970
      6.05%, 11/01/35 ................................................................          2,375,000             2,550,560
  St. Lawrence County IDA, Civic Facility Revenue, St. Lawrence University
      Project, Series A, MBIA Insured, 5.00%, 7/01/28 ................................          2,455,000             2,562,382
  Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
      FGIC Insured, 5.00%, 6/15/27 ...................................................          1,295,000             1,357,808
  Tobacco Settlement Financing Corporation Revenue, Series A, AMBAC Insured, 5.25%,
    6/01/22 ..........................................................................          6,000,000             6,486,000
    Triborough Bridge and Tunnel Authority Revenue, General Purpose,
    Series B, MBIA Insured,
    5.20%, 1/01/27 ...................................................................          1,000,000             1,123,580
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
   AMBAC Insured, 5.75%, 8/01/29 .....................................................            550,000               624,569
   Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ................................          2,000,000             2,102,220
  Westchester County Health Care Corp. Revenue, Series B, sub. lien,
    Westchester County Guaranty, 5.375%, 11/01/30 ....................................          1,500,000             1,614,015
                                                                                                                ----------------
    Total Long Term Investments (Cost $306,786,535)                                                                 334,493,092
                                                                                                                ================



26 | Semiannual Report

Franklin New York Tax-Free Trust

--------------------------------------------------------------------------------

  FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT     VALUE

  SHORT TERM INVESTMENTS 1.3%

  a New York City GO, Daily VRDN and Put, .75%, 8/01/17 ..............................         $   300,000    $   300,000
     Refunding, Series H, FSA Insured, Daily VRDN and Put, .85%, 8/01/19 .............             300,000        300,000
     Refunding, Series H, Sub Series H-3, Daily VRDN and Put, .85%, 8/01/20 ..........             300,000        300,000
     Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN
      and Put, .85%, 8/01/21 .........................................................             200,000        200,000
     Series B, Sub Series B-7, AMBAC Insured, Daily VRDN and Put, .90%, 8/15/18 ......             600,000        600,000
     Sub Series A-5, Daily VRDN and Put, .90%, 8/01/16 ...............................             300,000        300,000
     Sub Series A-7, Daily VRDN and Put, .85%, 8/01/20 ...............................             200,000        200,000
     Sub Series A-7, Daily VRDN and Put, .85%, 8/01/21 ...............................             500,000        500,000
     Sub Series A-10, Daily VRDN and Put, .95%, 8/01/17 ..............................             500,000        500,000
  a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, .85%, 6/15/18 .......           1,350,000      1,350,000
                                                                                                              ------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,550,000) ..................................                           4,550,000
                                                                                                             ------------
    TOTAL INVESTMENTS (COST $311,336,535) 98.2% .....................................                         339,043,092
    OTHER ASSETS, LESS LIABILITIES 1.8% .............................................                           6,241,732
                                                                                                             ------------
    NET ASSETS 100.0% ...............................................................                        $345,284,824
                                                                                                             ============




See Glossary of Terms on page 37.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                      Semiannual Report | See notes to financial statements.| 27

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS


FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                   ------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     JUNE 30, 2003                    YEAR ENDED DECEMBER 31,
                                                      (UNAUDITED)        2002        2001          2000      1999     1998
                                                   ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............        $11.04      $10.51      $10.56        $10.08    $10.77   $10.62
                                                   ------------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..........................           .20         .44         .49           .52       .52      .51

 Net realized and unrealized gains (losses) .......           .24         .54        (.03)          .49      (.70)     .18
                                                   ------------------------------------------------------------------------

Total from investment operations ..................           .44         .98         .46          1.01      (.18)     .69
                                                   ------------------------------------------------------------------------
Less distributions from net investment income .....          (.20)       (.45)       (.51)         (.53)     (.51)    (.54)
                                                   ------------------------------------------------------------------------

Net asset value, end of period ....................        $11.28      $11.04      $10.51        $10.56    $10.08   $10.77
                                                   ------------------------------------------------------------------------



Total return b ....................................         4.06%       9.46%       4.40%        10.36%   (1.69)%    6.63%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................      $214,259    $180,829    $113,980       $75,703   $66,941  $80,689

Ratios to average net assets:

 Expenses .........................................          .60% c      .60%        .51%          .45%      .45%     .45%

 Expenses excluding waiver and payments by
 affiliate ........................................          .75% c      .78%        .82%          .84%      .82%     .83%

 Net investment income ............................         3.68% c     4.05%       4.61%         5.12%     4.95%    4.81%

Portfolio turnover rate ...........................          .69%       8.92%       3.15%        19.95%    17.98%   10.46%




a Based on average shares outstanding effective year ended December 31, 1999. b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized


28 | See notes to financial statements.|Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2003 (unaudited)



Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2003 (unaudited)

---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Intermediate-Term Tax-Free Income Fund                                Principal Amount       Value

    Long Term Investments 99.3%

    Albany County Airport Authority Revenue,
     Series B, FSA Insured, 4.75%, 12/15/13 ............................................     $ 1,850,000     $    2,005,973
    Albany IDA, Civic Facility Revenue,
      Albany Medical Center Project, 5.75%, 5/01/09 ....................................       1,010,000          1,013,868
      St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 ........................         420,000            470,215
    Amherst IDA, Civic Facility Revenue, University of Buffalo
     Foundation Student Housing
     Creekside, Project A, AMBAC Insured, 4.625%, 8/01/16 ..............................       1,030,000          1,110,412
    Bath Central School District GO, Refunding,
      FGIC Insured, 4.00%, 6/15/19 .....................................................       1,850,000          1,839,177
      FSA Insured, 5.10%, 6/15/13 ......................................................         775,000            892,691
    Buffalo GO,
      Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ...............................       1,225,000          1,374,303
      Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 .............................         880,000          1,040,943
    Byram Hills Central School District GO, Refunding,
     4.00%, 11/15/10 ...................................................................       1,375,000          1,482,209
    Canisteo Central School District, GO, Refunding,
     FSA Insured, 4.25%, 6/15/14 .......................................................       1,080,000          1,146,884
    Clarence Central School District, Refunding, FSA Insured,
     4.75%, 5/15/15 ....................................................................       2,390,000          2,604,526
    Cleveland Hill Unified Free School District Cheektowaga GO,
     Refunding, Series B,
     FGIC Insured,
      3.50%, 10/15/11 ..................................................................       1,135,000          1,174,623
      4.00%, 10/15/14 ..................................................................       1,000,000          1,044,140
    Connetquot Central School District Islip GO, Series B,
     FSA Insured, 4.40%, 6/15/16 .......................................................       1,000,000          1,048,400
    Dansville Central School District GO, Refunding,Series B,
     FGIC Insured,
      4.25%, 6/15/11 ...................................................................         930,000          1,010,296
      4.35%, 6/15/12 ...................................................................         870,000            950,153
      4.45%, 6/15/13 ...................................................................         995,000          1,083,038
    Erie County GO,
      FGIC Insured, 4.70%, 11/01/12 ....................................................         700,000            761,971
      Public Improvement, Series A, FGIC Insured, 4.00%, 3/15/11 .......................       3,700,000          3,947,345
      Public Improvement, Series A, FGIC Insured, 4.00%, 9/01/11 .......................       4,255,000          4,554,467
      Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 .....................       1,000,000          1,149,940
    Fayetteville-Manlius Central School District GO, Refunding,
      FGIC Insured, 4.50%, 6/15/15 .....................................................       1,095,000          1,181,264
    Fredonia Central School District GO, Refunding,
      FGIC Insured, 4.125%, 6/01/09 ....................................................       1,000,000          1,089,340
    Guam Airport Authority Revenue, Refunding, Series A,
     6.00%, 10/01/03 ...................................................................         260,000            262,673
    Guam Power Authority Revenue, Series A, ETM, 6.00%, 10/01/04 .......................       1,300,000          1,382,680
    Guilderland Central School District, Refunding, Series A,
    FSA Insured, 4.00%, 5/15/10 ........................................................       1,260,000          1,352,194
    Harborfields Central School District Greenlawn GO,
     FSA Insured, 5.00%, 6/01/17 .......................................................       2,105,000          2,283,609
    Highland Central School District GO, Refunding, FSA Insured,
      3.75%, 6/15/12 ...................................................................       1,790,000          1,871,749
      4.125%, 6/15/16 ..................................................................       1,080,000          1,112,195
    Holland Patent Central School District GO,
     MBIA Insured, ETM, 4.25%,
      6/15/09 ..........................................................................       1,125,000          1,243,035
      6/15/10 ..........................................................................       1,125,000          1,235,565
    Huntington GO, Public Improvement, 4.20%, 9/01/13 ..................................       1,230,000          1,296,026
    Jordan-El Bridge Central School District GO,
     Refunding, FGIC Insured, 4.00%, 6/15/11 ...........................................       1,610,000          1,720,752
    Long Island Power Authority Electric System Revenue,
      MBIA Insured, 5.125%, 4/01/11 ....................................................       1,410,000          1,548,504
      Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ...............................       2,000,000          2,281,040
    Middle Country Central School District Centereach GO,
     FSA Insured, 4.75%, 6/01/17 .......................................................       1,650,000          1,757,151
    Monroe County GO, Public Improvement,
     FGIC Insured, 4.30%, 3/01/13 ......................................................       3,015,000          3,240,401


                                                       Semiannual Report | 29

Franklin New York Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Intermediate-Term Tax-Free Income Fund                                Principal Amount       Value

    Long Term Investments (cont.)
    Montgomery Otsego Schoharie Counties Solid Waste Management
     Authority Revenue,
     Refunding, MBIA Insured, 4.00%,
      1/01/12 .........................................................................       $ 1,845,000     $    1,948,394
      1/01/13 .........................................................................         1,920,000          2,017,594
    MTA Dedicated Tax Fund Revenue, Refunding,
     Series A, FSA Insured, 3.90%, 11/15/12 ...........................................         4,000,000          4,211,680
    MTA Transit Facilities Revenue, Refunding,
     Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ..............................         1,370,000          1,553,155
    MTA Transit Facilities Revenue, Refunding,
     Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ..............................           545,000            614,308
    MTA Transportation Facilities Revenue,
     Series A, Pre-Refunded, 6.00%, 7/01/15 ...........................................         1,500,000          1,804,455
    Nassau County GO,
      Combined Sewage District, Refunding, Series F, 6.50%, 3/01/04 ...................           760,000            784,837
      General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 ...................         1,000,000          1,108,270
      Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ...............................         1,000,000          1,194,570
    Nassau Health Care Corp. Health System Revenue,
    Nassau County Guaranteed, FSA Insured,
     6.00%, 8/01/10 ...................................................................         1,000,000          1,192,700
    New York Bridge Authority Revenue,
     General, 4.125%, 1/01/13 .........................................................         4,000,000          4,227,520
    New York Central School District, GO,
     Refunding, FSA Insured, 4.00%, 6/15/10 ...........................................           915,000            982,701
    New York City GO, Refunding,
      Series B, 6.20%, 8/15/06 ........................................................         1,000,000          1,089,840
      Series F, 6.00%, 8/01/12 ........................................................           700,000            776,552
      Series F, 5.25%, 8/01/13 ........................................................         1,095,000          1,191,798
      Series G, XLCA Insured, 5.50%, 8/01/12 ..........................................         2,000,000          2,315,460
      Series H, 4.125%, 8/01/11 .......................................................         1,560,000          1,601,496
    New York City Health and Hospital Corp.
     Revenue, Health System,
     Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ...............................         1,000,000          1,070,190
      Series A, AMBAC Insured, 5.00%, 2/15/11 .........................................         2,000,000          2,241,560
      Series A, FSA Insured, 4.15%, 2/15/12 ...........................................           750,000            795,142
      Series A, FSA Insured, 4.30%, 2/15/13 ...........................................         1,000,000          1,057,510
    New York City IDA, Civic Facility Revenue,
       Institute of International Education Inc.
       Project, 5.125%, 9/01/16 .......................................................         2,320,000          2,478,433
       United States Tennis Association,
        National 1 Tennis Center Project, FSA Insured,
        6.00%, 11/15/03 ...............................................................         1,875,000          1,910,325
       United States Tennis Association, National 1
        Tennis Center Project, FSA Insured, 6.10%, 11/15/04 ...........................         1,675,000          1,788,498
    New York City Municipal Water and Sewer System
     Revenue, Refunding, Series D, 5.00%,
      6/15/12 .........................................................................         2,000,000          2,268,220
    New York City Municipal Water Finance Authority,
     Water and Sewer System Revenue,
      Series D, 4.50%, 6/15/11 ........................................................         2,000,000          2,192,980
    New York City Transitional Finance Authority Revenue,
     Future Tax Secured,
      Series A, 4.75%, 11/15/13 .......................................................         1,000,000          1,079,420
      Series B, 6.00%, 11/15/13 .......................................................           265,000            312,536
      Series B, 4.75%, 11/01/16 .......................................................         2,200,000          2,322,342
      Series B, Pre-Refunded, 6.00%, 11/15/13 .........................................           735,000            892,694
    New York GO, Series J, 5.00%, 6/01/10 .............................................         4,000,000          4,355,120
    New York State Dormitory Authority Lease Revenue,
     State University Dormitory Facilities,
      4.00%, 7/01/12 ..................................................................         2,000,000          2,097,060
      Series A, 5.50%, 7/01/12 ........................................................         1,815,000          2,068,483



30 |Semiannual Report

Franklin New York Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Intermediate-Term Tax-Free Income Fund                                Principal Amount       Value

    Long Term Investments (cont.)

    New York State Dormitory Authority Revenue,
      City University, Refunding, Series F,
      FGIC Insured, 5.75%, 7/01/09 ..................................................     $     1,000,000   $      1,168,650
      City University, Refunding, Series U, 6.35%, 7/01/04 ..........................           1,720,000          1,812,588
      Department of Health, 6.25%, 7/01/04 ..........................................             690,000            725,404
      Department of Health, 6.30%, 7/01/05 ..........................................             735,000            802,091
      FSA Insured, 5.125%, 2/15/07 ..................................................           1,000,000          1,111,070
      Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ...................             335,000            367,512
      Insured, Mount St. Mary College, 4.00%, 7/01/12 ...............................           2,080,000          2,169,461
      Iona College, XLCA Insured, 3.875%, 7/01/10 ...................................           1,000,000          1,061,970
      Kateri Residence, 4.00%, 7/01/10 ..............................................           1,275,000          1,330,335
      Nyack Hospital, Refunding, 6.00%, 7/01/06 .....................................           1,645,000          1,541,529
      Office General Services, MBIA Insured, 5.00%, 4/01/18 .........................           2,000,000          2,146,300
      Refunding, Series B, 5.25%, 11/15/23 ..........................................           2,000,000          2,229,220
      School District Financing Program, Series C,
      MBIA Insured, 3.75%, 4/01/11 ..................................................           1,050,000          1,096,631
      School District Financing Program,
      Series C, MBIA Insured, 4.00%, 4/01/12 ........................................           1,125,000          1,189,609
      Series 1, 5.00%, 7/01/10 ......................................................           5,000,000          5,663,800
      St. Johns University, Series A, MBIA Insured, 5.00%, 7/01/14 ..................             750,000            832,433
      State University, Capital Appreciation Bond, Refunding,
      Series B, MBIA Insured, 5/15/08 ...............................................           3,000,000          2,655,780
      Teachers College, MBIA Insured, 4.00%, 7/01/12 ................................           1,000,000          1,058,890
    New York State Environmental Facilities Corp.
     State Clean Water and Drinking Revenue,
      Revolving Funds, Series B,
      5.80%, 1/15/16 ................................................................           2,450,000          2,821,543
      Pre-Refunded, 5.80%, 1/15/16 ..................................................              50,000             60,085
    New York State GO, Refunding, Series A, 4.50%, 3/15/07 ..........................           1,000,000          1,086,470
    New York State Government Assistance Corp., Refunding,
     Series B, MBIA Insured, 4.875%,
     4/01/20 ........................................................................           3,750,000          3,899,925
    New York State HFAR, Health Facilities of New York City,
     Refunding, Series A, 6.00%,
     11/01/08 .......................................................................           3,045,000          3,363,416
    New York State Local Government Assistance Corp. Revenue,
     Refunding, Series A-1,
     FSA Insured, 5.00%, 4/01/13 ....................................................           2,200,000          2,499,552
    New York State Medical Care Facilities Finance Agency Revenue,
      Huntington Hospital Mortgage Project, Refunding, Series A, ETM,
      5.90%, 11/01/04 ...............................................................             475,000            505,942
      Series A, FHA Insured, 5.70%, 2/15/05 .........................................           1,250,000          1,334,350
      Series A, FHA Insured, ETM, 5.70%, 2/15/05 ....................................             250,000            268,205
    New York State Mortgage Agency Revenue,
     Homeowner Mortgage, Series 93,
      5.75%, 10/01/12 ...............................................................             900,000            948,069
      5.80%, 10/01/13 ...............................................................             800,000            843,096
    New York State Municipal Bond Bank Agency
     Special Program Revenue GO, Series A,
     FGIC Insured, 3.75%, 2/15/13 ...................................................           1,415,000          1,458,808
    New York State Tollway Authority Highway and
     Bridge Trust Fund Revenue, Series C,
     FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 .....................................           2,000,000          2,304,060
    New York State Tollway Authority Service Contract Revenue,
     Local Highway and Bridge,
     MBIA Insured, 3.75%, 4/01/12 ...................................................           2,500,000          2,596,325
    New York State Urban Development Corp. Revenue,
      Correctional Capital Facilities,
      Refunding, MBIA Insured, 5.00%, 1/01/09 .......................................           1,525,000          1,700,924
      Correctional Facilities Service Contract, Series C,
      AMBAC Insured, Pre-Refunded, 6.00%, 1/01/15 ...................................           1,000,000          1,195,910


                                          Semiannual Report | 31

Franklin New York Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Intermediate-Term Tax-Free Income Fund                                Principal Amount       Value

    Long Term Investments (cont.)

    New York State Urban Development Corp. Revenue, (cont.)
      Youth Facilities, 5.75%, 4/01/10 .................................................      $   400,000     $      451,772
      Youth Facilities, Pre-Refunded, 5.875%, 4/01/10 ..................................        1,500,000          1,651,710
    New York Tollway Authority Highway and Bridge Trust
     Fund Revenue, FSA Insured, 5.25%, 4/01/12 .........................................        1,620,000          1,866,143
    Newark Central School District GO, Refunding,
     FGIC Insured, 3.75%, 6/15/10 ......................................................        1,630,000          1,725,045
    Newfield Central School District GO,
     Refunding, MBIA Insured, 4.00%, 6/15/15 ...........................................        1,185,000          1,224,638
    North Hempstead GO, Refunding,
     FGIC Insured, 6.00%, 7/15/14 ......................................................        1,715,000          2,033,235
    Olean City School District GO,
     Refunding, FGIC Insured, 4.00%,
      6/15/11 ..........................................................................        1,005,000          1,074,134
      6/15/12 ..........................................................................        1,065,000          1,134,257
    Olean New York City School District GO,
     Refunding, FGIC Insured, 4.375%, 6/15/17 ..........................................        1,335,000          1,387,612
    Oneida-Herkimer Solid Waste Management Authority
     Solid Waste Systems Revenue,
      Refunding, 6.65%, 4/01/05 ........................................................          125,000            128,028
    Phelps-Clifton Springs Central School District,
     Refunding, FGIC Insured, 3.25%, 6/01/11 ...........................................        1,555,000          1,579,973
    Puerto Rico Commonwealth GO, Pre-Refunded, 6.00%, 7/01/05 ..........................        1,000,000          1,064,200
    Puerto Rico Electric Power Authority Revenue,
     Series T, 6.00%, 7/01/04 ..........................................................        1,500,000          1,572,645
    Puerto Rico Industrial Tourist Educational Medical
     and Environmental Control Facilities
      Financing Authority Hospital Revenue, Mennonite
      General Hospital Project,
      Series A, 6.375%, 7/01/06 ........................................................       1,025,000          1,043,799
    Rochester GO, Series B, MBIA Insured, 4.125%, 2/15/10 ..............................       1,010,000          1,087,760
    Saratoga Springs City School District GO,
     Series A, FSA Insured, 4.50%, 6/15/15 .............................................       1,025,000          1,098,933
    Spencerport Central School District GO,
     MBIA Insured, 4.00%, 6/15/11 ......................................................       1,165,000          1,245,140
    Suffolk County GO, Public Improvement,
     Refunding, Series A, MBIA Insured, 4.10%, 4/01/11 .................................       1,155,000          1,240,528
    Suffolk County Judicial Facilities Agency Service
     Agreement Revenue, John P. Cohalan
     Complex, AMBAC Insured,
      5.25%, 10/15/14 ..................................................................       1,435,000          1,619,928
      5.00%, 4/15/16 ...................................................................       1,000,000          1,086,630
    Suffolk County Water Authority Waterworks
     Revenue, sub. lien, Refunding, MBIA Insured,
     5.10%, 6/01/13 ....................................................................       2,000,000          2,289,420
    Upper Mohawk Valley Regional Water Finance Authority
    Water Systems Revenue,
     AMBAC Insured, 5.75%, 4/01/20 .....................................................       1,000,000          1,148,480
    Virgin Islands PFAR, senior lien, Refunding,
     Series A, 5.30%, 10/01/11 .........................................................       3,000,000          3,212,940
    Virgin Islands Water and Power Authority Electric
     System Revenue, Refunding, 5.125%, 7/01/13 ........................................       1,775,000          1,836,735
    Virgin Islands Water and Power Authority Water
     System Revenue, Refunding,
      4.875%, 7/01/06 ..................................................................       1,985,000          2,114,283
      5.00%, 7/01/09 ...................................................................         520,000            560,680
    William Floyd Union Free School District GO,
     MBIA Insured, 4.00%, 6/15/10 ......................................................       1,000,000          1,073,990
      Refunding, MBIA Insured, 4.00%, 6/15/13 ..........................................       1,100,000          1,159,235
    Yonkers GO, Series A, AMBAC Insured, 5.00%, 12/15/14 ...............................       1,795,000          1,970,246
    Yorktown Central School District GO,
     MBIA Insured, 4.625%, 6/15/18 .....................................................       1,890,000          1,990,132

    Total Long Term Investments (Cost $199,081,658) ....................................                        212,631,799


32 |Semiannual Report

Franklin New York Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Intermediate-Term Tax-Free Income Fund                                Principal Amount       Value

    Short Term Investment (Cost $300,000) .1%

a   New York City GO, Unlimited, Series B, Sub Series B-4,
     Daily VRDN and Put, 0.90%,
     8/15/23 ............................................................................    $   300,000       $    300,000
                                                                                                             -------------

    TOTAL INVESTMENTS (COST $199,381,658) 99.4% .........................................                      212,931,799
    OTHER ASSETS, LESS LIABILITIES .6% ..................................................                        1,326,947
                                                                                                             -------------
    NET ASSETS 100.0% ...................................................................                     $214,258,746
                                                                                                             =============





See Glossary of Terms on page 37.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                      Semiannual Report | See notes to financial statements.| 33

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL HIGHLIGHTS


FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED

                                                     JUNE 30, 2003                         YEAR ENDED DECEMBER 31,

                                                      (UNAUDITED)        2002        2001         2000        1999        1998
                                                   ----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............         $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
                                                   ----------------------------------------------------------------------------

Income from investment operations - net
 investment income ................................          .003        .008        .021         .030        .030        .030

Less distributions from net investment income .....         (.003)      (.008)      (.021)       (.030)      (.030)      (.030)
                                                   ----------------------------------------------------------------------------

Net asset value, end of period ....................         $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
                                                   ----------------------------------------------------------------------------


Total return a ....................................          .26%        .83%       2.08%        3.35%       2.56%       2.79%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................       $72,333     $79,928     $70,243      $67,950     $69,164     $57,878

Ratios to average net assets:

 Expenses .........................................          .60% b      .60%        .60%         .60%        .60%        .60%

 Expenses excluding waiver and payments by
 affiliate ........................................          .80% b      .78%        .78%         .80%        .83%        .83%

 Net investment income ............................          .52% b      .83%       2.07%        3.30%       2.54%       2.75%

aTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
bAnnualized


34 | See notes to financial statements.|Semiannual Report

Franklin New York Tax-Free Trust

Statement of Investments, June 30, 2003 (unaudited)



---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Tax-Exempt Money Fund                                                  Principal Amount     Value
    Investments 98.7%

    Erie County GO, TRAN, Series A, 1.50%, 6/23/04 ......................................    $  2,000,000     $  2,011,632
    Geneva City School District GO, FGIC Insured, 3.50%, 6/15/04 ........................       1,150,000        1,176,578
  a Jay Street Development Corp. Certificates Facility Lease
     Revenue, Jay Street Project,
     Series A-1, Weekly VRDN and Put, .95%, 5/01/22 .....................................       1,300,000        1,300,000
  a Long Island Power Authority Electric Systems Revenue,
     Sub Series 2, Daily VRDN and Put,
     .85%, 5/01/33 ......................................................................       2,800,000        2,800,000
    Municipal Assistance Corp. for the City of New York Revenue,
     Refunding, Series G,
     4.60%, 7/01/03 .....................................................................       2,000,000        2,000,000
  a Nassau County Interim Finance Authority Revenue, Sales Tax
     Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, .90%, 11/15/22 ...................................       2,000,000        2,000,000
  a New York GO,
      Refunding, Series H, Sub Series H-3, FSA Insured, Daily
      VRDN and Put, .85%, 8/01/14 .......................................................       1,900,000        1,900,000
      Refunding, Series H, Sub Series H-3, FSA Insured, Daily
      VRDN and Put, .85%, 8/01/21 .......................................................       1,300,000        1,300,000
      Sub Series A-7, Daily VRDN and Put, .65%, 8/01/21 .................................         200,000          200,000
  a New York City HDC, MF Rental Housing Revenue,
      Brittany Development, Series A, Weekly VRDN and Put,
      .96%, 6/15/29 .....................................................................       1,500,000        1,500,000
      One Columbus Place Development, Series A, Weekly VRDN and Put,
      .96%, 11/15/28 ....................................................................       1,000,000        1,000,000
      Tribeca Tower, Series A, FNMA Insured, Weekly VRDN and Put,
      1.00%, 11/15/19 ...................................................................       2,100,000        2,100,000
  a New York City IDA, Civic Facility Revenue,
      National Audubon Society, Daily VRDN and Put,
      .98%, 12/01/14 ....................................................................         500,000          500,000
  a New York City Municipal Water Finance Authority Water and
      Sewer System Revenue, Series C,
      FGIC Insured, Daily VRDN and Put, .90%, 6/15/22 ...................................       1,300,000        1,300,000
      6/15/23 ...........................................................................         800,000          800,000
    New York City Transit Authority Metropolitan Transportation
     Authority, TECP, .95%, 8/12/03 .....................................................       3,500,000        3,500,000
    New York City Transitional Finance Authority Revenue BAN,
     Refunding, Series 2, 2.00%,
     2/19/04 ............................................................................       3,000,000        3,017,609
  a New York City Trust Cultural Resources Revenue,
     American Museum of Natural History, Series B,
     MBIA Insured, Weekly VRDN and Put,
      .85%, 4/01/21 .....................................................................         900,000          900,000
     American Museum of Natural History, Series B, MBIA Insured,
     Weekly VRDN and Put,
      .85%, 7/01/29 .....................................................................       1,500,000        1,500,000
     Museum of Broadcasting, Weekly VRDN and Put, .92%, 5/01/14 .........................       2,000,000        2,000,000
  a New York GO, Adjustment J, Sub Series J2, Weekly VRDN and Put,
    1.05%, 2/15/16 ......................................................................       1,200,000        1,200,000
  a New York State Dormitory Authority Revenue,
     New York Public Library, Series B, MBIA Insured,
     Weekly VRDN and Put, .95%, 7/01/28 .................................................       3,600,000        3,600,000
     Oxford University Press Inc., Weekly VRDN and Put,
     .90%, 7/01/25 ......................................................................         700,000          700,000
    Rockefeller University, Series A2, Weekly VRDN and Put,
    .95%, 7/01/32 .......................................................................       2,000,000        2,000,000
  a New York State Energy Research and Development Authority PCR,
    Orange and Rockland Project, Series A,
     AMBAC Insured, Weekly VRDN and Put, .85%, 8/01/15 ..................................       1,350,000        1,350,000
     Weekly VRDN and Put, .85%, 10/01/14 ................................................       1,000,000        1,000,000
  a New York State GO,
     Series A, Annual VRDN and Put, 1.50%, 3/13/20 ......................................       2,295,000        2,295,000
     Series B, Annual VRDN and Put, 1.50%, 3/15/30 ......................................       2,000,000        2,000,000
  a New York State HFAR,
     Liberty View, Series A, Weekly VRDN and Put, .95%, 11/15/19 ........................       2,400,000        2,400,000
     Normandie Court I Project, Weekly VRDN and Put, .92%, 5/15/15 ......................       2,000,000        2,000,000





                                                           Semiannual Report| 35

Franklin New York Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  Franklin New York Tax-Exempt Money Fund                                                  Principal Amount     Value

    Investments (cont.)

  a New York State Job Development Authority Revenue, State Guaranteed, Series A-1 to A-36,
     Daily VRDN and Put, .98%, 3/01/05 ....................................................... $    365,000     $    365,000
  a New York State Local Government Assistance Corp. Revenue, Series F, Weekly VRDN and Put,
     .90%, 4/01/25 ...........................................................................    3,000,000        3,000,000
  a New York State Medical Care Facilities Finance Agency Revenue,
     Pooled Equipment Loan Program, II-A, Weekly VRDN and Put, .90%, 11/01/03 ................      165,000          165,000
    New York State Power Authority Revenue, TECP, 1.05%, 8/04/03 .............................    2,000,000        2,000,000
    New York State Tollway Authority General Revenue, 1.125%, 3/25/04 ........................    2,000,000        2,000,367
  a Oneida Indian Nation Revenue, Weekly VRDN and Put, 1.00%, 10/01/32 .......................    2,500,000        2,500,000
  a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, .87%, 12/01/15 .....................................................    1,600,000        1,600,000
  a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, .95%, 7/01/28 .............................    1,550,000        1,550,000
    Roosevelt Union Free School District GO, Refunding, FGIC Insured, 2.25%, 6/15/04 .........    1,200,000        1,212,826
    Suffolk County TAN, 2.50%, 9/09/03 .......................................................    1,000,000        1,001,889
    Westchester County GO, Series E, 2.50%, 12/15/03 .........................................    3,000,000        3,018,774
  a Westchester County IDA, IDR, Levister Redevelopment Co. LLC, Series A,
     Weekly VRDN and Put, .90%, 8/01/33 ......................................................    1,600,000        1,600,000

    TOTAL INVESTMENTS (COST $71,364,675) 98.7% ...............................................                    71,364,675
    OTHER ASSETS, LESS LIABILITIES 1.3% ......................................................                       968,545

    NET ASSETS 100.0% ........................................................................                  $ 72,333,220
----------------------------------------------------------------------------------------------------------------------------




See Glossary of Terms on page 37.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



36 |See notes to financial statements.|Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

GLOSSARY OF TERMS



AMBAC     - American Municipal Bond Assurance Corp.
BAN       - Bond Anticipation Notes
COP       - Certificate of Participation
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Corp.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDC       - Housing Development Corp.
HFAR      - Housing Finance Authority/Agency Revenue
IDA       - Industrial Development Authority/Agency
IDR       - Industrial Development Revenue
LLC       - Limited Liability Corp.
MBIA      - Municipal Bond Investors Assurance Corp.
MF        - Multi-Family
MTA       - Metropolitan Transportation Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
TAN       - Tax Anticipation Notes
TECP      - Tax-Exempt Commercial Paper
TRAN      - Tax and Revenue Anticipation Notes
VRDN      - Variable Rate Demand Notes
XLCA      - XL Capital Assurance

                                                           Semiannual Report| 37

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


                                                                       -------------------------------------------------------------
                                                                           FRANKLIN       FRANKLIN NEW YORK     FRANKLIN
                                                                           NEW YORK       INTERMEDIATE-TERM     NEW YORK
                                                                       INSURED TAX-FREE       TAX-FREE         TAX-EXEMPT
                                                                         INCOME FUND        INCOME FUND        MONEY FUND
                                                                       -------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ...............................................................   $311,336,535        $199,381,658     $71,364,675
                                                                       -------------------------------------------------------------
  Value ..............................................................    339,043,092         212,931,799      71,364,675
 Cash ................................................................        553,252              88,368         381,256
 Receivables:
  Capital shares sold ................................................      1,297,834             873,613         648,652
  Interest ...........................................................      5,545,336           2,336,625         211,189
                                                                       -------------------------------------------------------------
      Total assets ...................................................    346,439,514         216,230,405      72,605,772
                                                                       -------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................................             --           1,303,869              --
  Capital shares redeemed ............................................        176,935             220,585          42,563
  Affiliates .........................................................        251,958             114,669          54,371
  Shareholders .......................................................        300,536              74,958         157,872
 Distributions to shareholders .......................................        396,107             238,873           2,057
 Other liabilities ...................................................         29,154              18,705          15,689
                                                                       -------------------------------------------------------------
      Total liabilities ..............................................      1,154,690           1,971,659         272,552
                                                                       -------------------------------------------------------------
       Net assets, at value ..........................................   $345,284,824        $214,258,746     $72,333,220
                                                                       -------------------------------------------------------------
Net assets consist of:
 Undistributed net investment income .................................   $     39,057        $     20,515     $        --
 Net unrealized appreciation (depreciation) ..........................     27,706,557          13,550,141              --
 Accumulated net realized gain (loss) ................................     (3,663,726)           (786,522)             --
 Capital shares ......................................................    321,202,936         201,474,612      72,333,220
                                                                       -------------------------------------------------------------
      Net assets, at value ...........................................   $345,284,824        $214,258,746     $72,333,220
                                                                       -------------------------------------------------------------



38 | See notes to financial statements.|Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2003 (unaudited)


                                                                       -----------------------------------------------------------
                                                                           FRANKLIN       FRANKLIN NEW YORK     FRANKLIN
                                                                           NEW YORK       INTERMEDIATE-TERM     NEW YORK
                                                                       INSURED TAX-FREE       TAX-FREE         TAX-EXEMPT
                                                                          INCOME FUND        INCOME FUND       MONEY FUND
                                                                       -----------------------------------------------------------
CLASS A:
 Net assets, at value ................................................   $  306,320,443      $ 214,258,746    $ 72,333,220
                                                                       -----------------------------------------------------------
 Shares outstanding ..................................................       25,815,090         18,998,639      72,333,220
                                                                       -----------------------------------------------------------
 Net asset value per share a .........................................           $11.87             $11.28           $1.00
                                                                       -----------------------------------------------------------
 Maximum offering price per share (net asset value per share / 95.75%,
 97.75%, and 100%, respectively) .....................................           $12.40             $11.54           $1.00
                                                                       -----------------------------------------------------------
CLASS C:
 Net assets, at value ................................................   $   38,964,381                 --              --
                                                                       -----------------------------------------------------------
 Shares outstanding ..................................................        3,241,733                 --              --
                                                                       -----------------------------------------------------------
 Net asset value per share a .........................................           $12.02                 --              --
                                                                       -----------------------------------------------------------
 Maximum offering price per share (net asset value per share / 99%) ..           $12.14                 --              --
                                                                       -----------------------------------------------------------




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.




                        Semiannual Report|See notes to financial statements.| 39

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                          ------------------------------------------------
                                                                              FRANKLIN      FRANKLIN NEW YORK    FRANKLIN
                                                                              NEW YORK      INTERMEDIATE-TERM    NEW YORK
                                                                          INSURED TAX-FREE      TAX-FREE        TAX-EXEMPT
                                                                             INCOME FUND       INCOME FUND      MONEY FUND
                                                                          ------------------------------------------------
Investment income:
 Interest ...............................................................    $ 8,307,144       $4,163,736        $412,790
                                                                          ------------------------------------------------
Expenses:
 Management fees (Note 3) ...............................................        867,641          559,500         231,812
 Distribution fees: (Note 3)
  Class A ...............................................................        148,026           97,298              --
  Class C ...............................................................        110,784               --              --
 Transfer agent fees (Note 3) ...........................................         67,801           32,746          39,641
 Custodian fees .........................................................          1,609              875             383
 Reports to shareholders ................................................          9,438            4,267           5,460
 Registration and filing fees ...........................................          8,733           12,001           5,155
 Professional fees ......................................................         10,738            7,376           7,708
 Trustees' fees and expenses ............................................          7,217            3,794           1,766
 Other ..................................................................         15,822           10,853           4,833
                                                                          ------------------------------------------------
  Total expenses ........................................................      1,247,809          728,710         296,758
  Expenses waived/paid by affiliate (Note 3) ............................             --         (145,815)        (75,184)
                                                                          ------------------------------------------------
      Net expenses ......................................................      1,247,809          582,895         221,574
                                                                          ------------------------------------------------
       Net investment income ............................................      7,059,335        3,580,841         191,216
                                                                          ------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..............................         23,739           15,261              --
 Net unrealized appreciation (depreciation) on investments ..............      4,827,685        4,238,786              --
                                                                          ------------------------------------------------
Net realized and unrealized gain (loss) .................................      4,851,424        4,254,047              --
                                                                          ------------------------------------------------
Net increase (decrease) in net assets resulting from operations .........    $11,910,759       $7,834,888        $191,216
                                                                          ------------------------------------------------





40 |See notes to financial statements.|Semiannual Report

Franklin New York Tax-Free Trust

Statements of Changes in Net Assets for the six months ended June 30, 2003 (unaudited) and the year ended December 31, 2002

                                           ---------------------------------------------------------------------------------
                                                 FRANKLIN NEW YORK INSURED             FRANKLIN NEW YORK INTERMEDIATE-TERM
                                                    TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                           SIX MONTHS ENDED       YEAR ENDED           SIX MONTHS ENDED        YEAR ENDED
                                             JUNE 30, 2003    DECEMBER 31, 2002          JUNE 30, 2003     DECEMBER 31, 2002

                                           ---------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................     $  7,059,335       $  14,093,384         $    3,580,841      $    5,869,294
  Net realized gain (loss) from
   investments ...........................           23,739             130,641                 15,261             (42,574)
  Net unrealized appreciation
  (depreciation) on investments ..........        4,827,685          12,447,682              4,238,786           6,871,419
                                           ---------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from
        operations .......................       11,910,759          26,671,707              7,834,888          12,698,139
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................       (6,448,621)        (13,166,027)            (3,589,058)         (5,944,693)
   Class C ...............................         (629,022)           (953,195)                    --                  --
                                           ---------------------------------------------------------------------------------
 Total distributions to shareholders .....       (7,077,643)        (14,119,222)            (3,589,058)         (5,944,693)
 Capital share transactions: (Note 2)
   Class A ...............................       10,043,747          10,970,497             29,184,024          60,095,796
   Class C ...............................        9,235,473           9,253,287                     --                  --
                                           ---------------------------------------------------------------------------------
 Total capital share transactions ........       19,279,220          20,223,784             29,184,024          60,095,796
      Net increase (decrease) in
       net assets ........................       24,112,336          32,776,269             33,429,854          66,849,242
Net assets:
 Beginning of period .....................      321,172,488         288,396,219            180,828,892         113,979,650
                                           ---------------------------------------------------------------------------------
 End of period ...........................     $345,284,824       $ 321,172,488         $  214,258,746      $  180,828,892
                                           ---------------------------------------------------------------------------------
Undistributed net investment income
 included in net assets:
  End of period ..........................     $     39,057       $    (241,836)        $       20,515      $     (164,143)
                                           ---------------------------------------------------------------------------------

       Semiannual Report|See notes to financial statements.| 41

FRANKLIN NEW YORK TAX-FREE TRUST

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended June 30, 2003 (unaudited) and the year ended December 31, 2002

                                                                                             -------------------------------------
                                                                                                  FRANKLIN NEW YORK TAX-EXEMPT
                                                                                                           MONEY FUND
                                                                                             SIX MONTHS ENDED       YEAR ENDED
                                                                                               JUNE 30, 2003    DECEMBER 31, 2002
                                                                                             -------------------------------------

Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................................     $   191,216        $    633,174
 Distributions to shareholders from net investment income ...................................        (191,216)           (633,174)
 Capital share transactions (Note 2) ........................................................      (7,594,472)          9,684,389
                                                                                             -------------------------------------
      Net increase (decrease) in net assets .................................................      (7,594,472)          9,684,389
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ........................................................................      79,927,692          70,243,303
                                                                                             -------------------------------------
 End of period ..............................................................................     $72,333,220         $79,927,692
                                                                                             -------------------------------------

42 |See notes to financial statements.|Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds' investment objectives are to provide a high level of current income exempt from federal and New York personal income taxes, while seeking the preservation of capital. The New York Tax-Exempt Money Fund (Money Fund) also seeks liquidity in its investments. On April 24, 2003, the Board of Trustees approved a new fund for the Trust, Franklin New York Limited-Term Tax-Free Income Fund. The effective date of the new fund is September 1, 2003. The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Securities in the Money Fund are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its tax- able income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the


                                                           Semiannual Report| 43

FRANKLIN NEW YORK TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

respective securities. For the Franklin New York Insured Tax-Free Income Fund (Insured Fund) and the Franklin New York Intermediate-Term Tax-Free Income Fund (Intermediate-Term Fund), dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date. For the Money Fund, dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Money Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class for the Insured Fund.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Insured Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the Insured Fund are secured by collateral guarantee by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the Insured Fund, or paid by a third party.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


44 |Semiannual Report

Franklin New York Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-------------------------------------------
  Class A                 Class A & Class C
-------------------------------------------
  Intermediate-Term Fund  Insured Fund
  Money Fund

At June 30, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                         -------------------------------------------------------------
                                                Insured Fund                Intermediate-Term Fund
                                           Shares        Amount              Shares        Amount
                                         -------------------------------------------------------------
Class A Shares:
Six months ended June 30, 2003
 Shares sold ............................ 2,244,640   $  26,448,711         4,433,898   $  49,293,995
 Shares issued in reinvestment of
  distributions .........................   346,915       4,075,297           195,739       2,179,120
 Shares redeemed ........................(1,749,142)    (20,480,261)       (2,005,714)    (22,289,091)
                                         -------------------------------------------------------------
 Net increase (decrease) ................   842,413   $  10,043,747         2,623,923   $  29,184,024
                                         -------------------------------------------------------------
Year ended December 31, 2002
 Shares sold ............................ 3,928,275   $  44,956,505         8,205,440   $  88,951,312
 Shares issued in reinvestment of
  distributions .........................   655,753       7,496,359           316,084       3,423,953
 Shares redeemed ........................(3,628,581)    (41,482,367)       (2,992,419)    (32,279,469)
                                         -------------------------------------------------------------
 Net increase (decrease) ................   955,447   $  10,970,497         5,529,105   $  60,095,796
                                         -------------------------------------------------------------
Class C Shares:
Six months ended June 30, 2003
 Shares sold ............................   903,824   $  10,776,334
 Shares issued in reinvestment of
  distributions .........................    33,904         403,574
 Shares redeemed ........................  (162,907)     (1,944,435)
                                         ---------------------------
 Net increase (decrease) ................   774,821   $   9,235,473
                                         ---------------------------
Year ended December 31, 2002
 Shares sold ............................   973,765   $  11,278,894
 Shares issued in reinvestment of
 distributions ..........................    52,664         609,566
 Shares redeemed ........................  (228,885)     (2,635,173)
                                         ---------------------------
 Net increase (decrease) ................   797,544   $   9,253,287
                                         ---------------------------

                                                           Semiannual Report| 45

FRANKLIN NEW YORK TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)





                                                                 --------------
                                                                    MONEY FUND
                                                                      AMOUNT
                                                                 --------------

CLASS A SHARES:
Six months ended June 30, 2003
 Shares sold .................................................... $  28,077,736
 Shares issued in reinvestment of
  distributions .................................. ..............       195,395
 Shares redeemed ......................... .....................   (35,867,603)
                                                                 --------------
 Net increase (decrease) .................. .................... $  (7,594,472)
                                                                 --------------
Year ended December 31, 2002
 Shares sold .................................................... $  98,372,669
 Shares issued in reinvestment of
  distributions .................................................       631,921
 Shares redeemed ...............................................   (89,320,201)
                                                                 --------------
 Net increase (decrease) ........................................ $   9,684,389
                                                                 --------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------
  Entity                                                            Affiliation
-------------------------------------------------------------------------------
  Franklin Advisers
   Inc. (Advisers)                                           Investment manager
  Franklin Templeton Services
   LLC (FT Services)                                     Administrative manager
  Franklin/Templeton Investor
   Services LLC (Investor Services)                              Transfer agent
  Franklin/Templeton Distributors
   Inc. (Distributors)                                    Principal underwriter

The Funds pay an investment management fee to Advisers based on the month-end net assets of the Insured Fund and the Intermediate-Term Fund and on the average daily net assets of the Money Fund as follows:

--------------------------------------------------------------------------------
  Annualized Fee Rate   Net Assets
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million


46 |Semiannual Report

FRANKLIN NEW YORK TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Advisers agreed in advance to waive management fees for the Money Fund and the Intermediate-Term Fund, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Intermediate-Term Fund reimburses Distributors up to .10% per year of its average daily net assets and the Insured Fund reimburses Distributors up to .10% and .65% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                                  ------------------------
                                                  INSURED   INTERMEDIATE-
                                                   FUND       TERM FUND
                                                  ------------------------
Net commissions paid ............................ $55,915        $ 6,539
Contingent deferred sales charges ............... $10,693        $10,071

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                          --------------------------------
                                          INSURED   INTERMEDIATE-    MONEY
                                           FUND       TERM FUND      FUND
                                          --------------------------------
Transfer agent fees ..................... $48,667      $24,593      $22,328


4. INCOME TAXES

At December 31, 2002, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                               ---------------------------
                                                  INSURED    INTERMEDIATE-
                                                   FUND        TERM FUND
                                               ---------------------------
Capital loss carryovers expiring in:
 2004 ........................................ $        --     $ 261,595
 2007 ........................................   1,075,699       213,880
 2008 ........................................   2,471,475       283,875
 2009 ........................................          --           251
 2010 ........................................          --        34,731
                                               ---------------------------
                                               $ 3,547,174     $ 794,332
                                               ---------------------------

At December 31, 2002, the Insured Fund and the Intermediate-Term Fund have deferred capital losses occurring subsequent to October 31, 2002 of $140,291 and $7,450, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2003.


                                                           Semiannual Report| 47

FRANKLIN NEW YORK TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

At June 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                   --------------------------------------------
                                                       INSURED      INTERMEDIATE-       MONEY
                                                        FUND          TERM FUND         FUND
                                                   --------------------------------------------
Cost of investments ............................   $  311,272,035  $  199,344,686   $71,364,675
                                                  ---------------------------------------------
Unrealized appreciation ........................   $   27,826,841  $   13,786,066            --
Unrealized depreciation ........................          (55,784)       (198,953)           --
                                                  ---------------------------------------------
Net unrealized appreciation (depreciation) .....   $   27,771,057  $   13,587,113            --
                                                  ---------------------------------------------

Net investment income and net realized gains and losses for the Insured Fund and the Intermediate Term Fund differ for financial statement and tax purposes primarily due to differing treatments of bond discounts.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2003, were as follows:

                                                      -------------------------
                                                      INSURED     INTERMEDIATE-
                                                        FUND        TERM FUND
                                                      -------------------------
Purchases ........................................  $16,357,386    $36,936,963
Sales ............................................  $ 1,206,375    $ 1,325,000







48 |Semiannual Report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS


One Franklin Parkway
San Mateo, CA 94403-1906


Want to receive this document FASTER via email?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN NEW YORK
TAX-FREE TRUST



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin New York Tax-Free Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


NYT S2003 08/03

ITEM 2. CODE OF ETHICS.  N/A

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date   August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    August 30, 2003